Pay vs Performance Disclosure	12 Months Ended
	Aug. 31, 2024 USD ($) $ / shares	Aug. 26, 2023 USD ($) $ / shares	Aug. 27, 2022 USD ($) $ / shares	Aug. 28, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our Company, illustrating pay versus performance (PVP).

Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO ($)	Average Summary Compensation Total for Non-CEO NEOs(1) ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in millions)	Incentive EPS($)(4)
					Total Shareholder Return(2) ($)	Russell 3000 Recreational Vehicle and Boats Subsector Index Total Shareholder Return(2)(3) ($)
2024	7,217,231	4,265,209	2,846,983	2,206,716	108.0	109.2	13.0	3.45
2023	6,677,728	4,040,446	2,946,821	2,675,476	112.9	114.2	215.9	6.07
2022	6,676,569	5,569,618	4,824,469	4,871,036	106.7	115.2	390.6	12.39
2021	6,649,186	13,976,443	4,539,932	6,582,245	126.0	128.1	281.9	8.66

(1)	The CEO reflected above is Mr. Happe. The non-CEO named executive officers (NEOs) reflects the following individuals in each year:
2024: Messrs. Bower, Clark, Hughes and Tubman;
2023: Ms. Bogart and Messrs. Bower, Clark and Hughes;
2022: Ms. Bogart and Messrs. Bower, Clark and Hughes;
2021: Messrs. Bower, Clark, Hazelton and Hughes
(2)
Company and peer group Total Shareholder Return (TSR) for each year reflects what the cumulative value of a $100 investment would be, including reinvestment of dividends, if such an amount were invested on August 28, 2020.

(3)	Peer group TSR is calculated using the Russell 3000 Recreational Vehicles and Boats Subsector Index.
(4)
Our company-selected measure, which is the measure we believe represents the most important financial performance metric used to link compensation paid to our NEOs in fiscal 2024 to our performance is Incentive EPS. This is a non-GAAP measure, which is defined above under “Compensation Discussion and Analysis - Fiscal 2024 Equity Awards.”

Company Selected Measure Name	Incentive EPS
Named Executive Officers, Footnote
(1)	The CEO reflected above is Mr. Happe. The non-CEO named executive officers (NEOs) reflects the following individuals in each year:
2024: Messrs. Bower, Clark, Hughes and Tubman;
2023: Ms. Bogart and Messrs. Bower, Clark and Hughes;
2022: Ms. Bogart and Messrs. Bower, Clark and Hughes;
2021: Messrs. Bower, Clark, Hazelton and Hughes

Peer Group Issuers, Footnote
(3)	Peer group TSR is calculated using the Russell 3000 Recreational Vehicles and Boats Subsector Index.

PEO Total Compensation Amount	$ 7,217,231	$ 6,677,728	$ 6,676,569	$ 6,649,186
PEO Actually Paid Compensation Amount	$ 4,265,209	4,040,446	5,569,618	13,976,443
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid (CAP) illustrated in the table above is calculated by making the following adjustments from the Summary Compensation Table (SCT) totals as follows:
Item and Value Added (Deducted)

For CEO:	2024 ($)
- SCT “Stock Awards” column value	4,717,461
- SCT “Options Awards” column value	832,492
+ fiscal 2024 year-end fair value of awards granted in fiscal 2024 that are outstanding and unvested at the end of fiscal 2024	4,637,582
+/- difference between the fair value of awards from the end of fiscal 2023 to the end of fiscal 2024 for awards granted in any fiscal year prior to fiscal 2024 that are outstanding and unvested at the end of fiscal 2024	(1,513,919)
+/- change in fair value from the end of the fiscal 2023 to the vesting date for awards granted in any fiscal year prior to fiscal 2024 which vested during fiscal 2024	(525,732)

Non-PEO NEO Average Total Compensation Amount	$ 2,846,983	2,946,821	4,824,469	4,539,932
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,206,716	2,675,476	4,871,036	6,582,245
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid (CAP) illustrated in the table above is calculated by making the following adjustments from the Summary Compensation Table (SCT) totals as follows:
Item and Value Added (Deducted)

For Other Named Executive Officers (Average)	2024 ($)
- SCT “Stock Awards” column value	589,015
- SCT “Options Awards” column value	103,945
+ fiscal 2024 year-end fair value of awards granted in fiscal 2024 that are outstanding and unvested at the end of fiscal 2024	146,294
+/- difference between the fair value of awards from the end of fiscal 2023 to the end of fiscal 2024 for awards granted in any fiscal year prior to fiscal 2024 that are outstanding and unvested at the end of fiscal 2024	(75,537)
+/- change in fair value from the end of the fiscal 2023 to the vesting date for awards granted in any fiscal year prior to fiscal 2024 which vested during fiscal 2024	(18,064)

Compensation Actually Paid vs. Total Shareholder Return
The charts below describe the relationship between the CEO’s and other named executive officers’ (averaged) CAP to Net Income, Total Shareholder Return of the Company and our peer group, and Incentive EPS.

Compensation Actually Paid vs. Net Income
The charts below describe the relationship between the CEO’s and other named executive officers’ (averaged) CAP to Net Income, Total Shareholder Return of the Company and our peer group, and Incentive EPS.

Compensation Actually Paid vs. Company Selected Measure
The charts below describe the relationship between the CEO’s and other named executive officers’ (averaged) CAP to Net Income, Total Shareholder Return of the Company and our peer group, and Incentive EPS.

Total Shareholder Return Vs Peer Group
The charts below describe the relationship between the CEO’s and other named executive officers’ (averaged) CAP to Net Income, Total Shareholder Return of the Company and our peer group, and Incentive EPS.

Tabular List, Table
The following table lists the five financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our NEOs to our performance.
Most Important Performance Measures

Incentive EPS(1)
Net Revenue
Operating Income
Net Working Capital
Incentive ROIC(1)

(1)	Denotes non-GAAP financial measure described above under “Compensation Discussion and Analysis – Fiscal 2024 Equity Awards – LTIP/Performance Share Units.”

Total Shareholder Return Amount	$ 108	112.9	106.7	126
Peer Group Total Shareholder Return Amount	109.2	114.2	115.2	128.1
Net Income (Loss)	$ 13,000,000	$ 215,900,000	$ 390,600,000	$ 281,900,000
Company Selected Measure Amount | $ / shares	3.45	6.07	12.39	8.66
PEO Name	Mr. Happe	Mr. Happe	Mr. Happe	Mr. Happe
Measure:: 1
Pay vs Performance Disclosure
Name	Incentive EPS
Non-GAAP Measure Description
(4)
Our company-selected measure, which is the measure we believe represents the most important financial performance metric used to link compensation paid to our NEOs in fiscal 2024 to our performance is Incentive EPS. This is a non-GAAP measure, which is defined above under “Compensation Discussion and Analysis - Fiscal 2024 Equity Awards.”

Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name	Net Working Capital
Measure:: 5
Pay vs Performance Disclosure
Name	Incentive ROIC
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,637,582
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,513,919)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(525,732)
PEO | SCT "Stock Awards" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,717,461)
PEO | SCT "Options Awards" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(832,492)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	146,294
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,537)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,064)
Non-PEO NEO | SCT "Stock Awards" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(589,015)
Non-PEO NEO | SCT "Options Awards" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (103,945)